Business overview	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Business overview
1 Business overview
Summary of business
Aeterna Zentaris Inc. ("Aeterna Zentaris" or the "Company") is a specialty biopharmaceutical company which is commercializing novel pharmaceutical therapies. On December 20, 2017, the United States Food and Drug Administration ("FDA") granted marketing approval for Macrilen™ (macimorelin) to be used in the diagnosis of patients with adult growth hormone deficiency ("AGHD"). On January 16, 2018, the Company, through Aeterna Zentaris GmbH, entered into a license and assignment agreement with Strongbridge Ireland Limited ("Strongbridge") to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the United States and Canada (the "License and Assignment Agreement"). Effective December 19, 2018, Strongbridge sold the United States and Canadian rights to Macrilen™ to Novo Nordisk ("Novo").
Reporting entity
The accompanying consolidated financial statements include the accounts of Aeterna Zentaris Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly-owned subsidiaries (collectively referred to as the "Group"). Aeterna Zentaris Inc. is the ultimate parent company of the Group. The Company currently has three wholly-owned direct and indirect subsidiaries, Aeterna Zentaris GmbH ("AEZS Germany"), based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly-owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the United States.
The registered office of the Company is located at 1155 Rene-Levesque Blvd. West, 41st Floor, Montreal, Quebec H3B 3V2, Canada and its principal place of business is 315 Sigma Drive, Summerville, South Carolina 29486.
The Company's common shares are listed on both the Toronto Stock Exchange (the "TSX") and on the NASDAQ Capital Market (the "NASDAQ").
Basis of presentation
(a) Statement of compliance
These consolidated financial statements as at December 31, 2018 and December 31, 2017 and for the years ended December 31, 2018, 2017 and 2016 have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").
The accounting policies in these consolidated financial statements are consistent with those of the previous financial year except for the adoption of those standards in 2018 (note 4) and are consistent with the previous quarter.
These consolidated financial statements were approved by the Company's Board of Directors on March 29, 2019.
The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management's judgment in applying the Company's accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company's consolidated financial statements are discussed in note 4 - Critical accounting estimates and judgments.
(b) Principles of consolidation
These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.
(c) Foreign currency
Items included in the financial statements of the Group's entities are measured using the currency of the primary economic environment in which the entities operate (the "functional currency") which is U.S. dollars for the Company and its U.S. subsidiary, Aeterna Zentaris, Inc. and Euro ("EUR") for its German subsidiaries.
Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive income within shareholders' equity (deficiency).
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statement of comprehensive income (loss).